SUPPLEMENT

DATED OCTOBER 9, 2013

TO

STATUTORY PROSPECTUS

Dated January 29, 2013

TIMOTHY PLAN FAMILY OF FUNDS

The Statutory Prospectus of the Timothy Plan Family of Funds, dated January 29, 2013, is amended as follows:

The Section of the prospectus relating to the Strategic Growth Portfolio entitled PRINCIPAL INVESTMENT STRATEGIES, beginning on page 43 of the Prospectus, containing a table disclosing the percentage ranges of Funds to be included in the portfolio is replaced in its entirety with the following::

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund's Net Assets Invested in Traditional Fund
Small Cap Value Fund	2 – 10%
Large/Mid Cap Value Fund	10 – 20%
Large/Mid Cap Growth Fund	10 – 20%
Aggressive Growth Fund	2 – 10%
Growth & Income Fund	5 – 20%
High Yield Bond Fund	6 – 18%
International Fund	10 – 20%
Israel Common Values Fund	0 – 10%
Emerging Markets Fund	0 – 10%
Defensive Strategies Fund	10 – 30%

The Section of the prospectus relating to the Conservative Growth Portfolio entitled PRINCIPAL INVESTMENT STRATEGIES, beginning on page 48 of the Prospectus, containing a table disclosing the percentage ranges of Funds to be included in the portfolio is replaced in its entirety with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund's Net Assets Invested in Traditional Fund
Small Cap Value Fund	2 – 10%
Large/Mid Cap Value Fund	5 – 15%
Large/Mid Cap Growth Fund	5 – 15%
Aggressive Growth Fund	2 – 5%
Growth & Income Fund	5 – 20%
High Yield Bond Fund	6 – 15%
Fixed Income Fund	20 – 40%
International Fund	0 – 10%
Israel Common Values Fund	0 – 10%
Emerging Markets Fund	0 – 10%
Defensive Strategies Fund	10 – 30%